Issued Capital (Details) - USD ($)	Jul. 31, 2024	Jul. 22, 2024	Jul. 17, 2024	Nov. 30, 2023	Oct. 24, 2023	Jun. 30, 2025	Dec. 31, 2024
Issued Capital [Line Items]
Issue of convertible note (in Dollars)						$ 68,862,716	$ 68,844,716
Conversion price per share (in Dollars per share)	$ 1.25	$ 1.3		$ 1.42	$ 1.42
Conversion percentage					19.99%
Interest percentage	6.00%
Warrants exercised (in Dollars)		$ 525,000
Warrant term		2 years
Exercise warrant holder percentage		19.99%
Convertible shares (in Shares)		403,846
Montague Capital Pty Ltd [Member]
Issued Capital [Line Items]
Conversion price per share (in Dollars per share)			$ 1.25
Working capital (in Dollars)			$ 350,000
Interest percentage			6.00%
Maturing period			2 years
Equity interest percentage			19.99%
Warrant percentage			150.00%
Warrants exercised (in Dollars)			$ 525,000
Warrant term			2 years
Warrant exercised price per share (in Dollars per share)			$ 1.3
Exercise warrant holder percentage			19.99%
Convertible Note [Member]
Issued Capital [Line Items]
Issue of convertible note (in Dollars)					$ 15,000,000
NSI Note [Member]
Issued Capital [Line Items]
Issue of convertible note (in Dollars)					$ 15,000,000